Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Analysis Of Income And Expense [line items]
Employees' compensation	$ 34,400	$ 1,150	$ 45,430
Remuneration to directors	$ 68,803	$ 2,300	34,073
Resolved by the board of directors [member]
Analysis Of Income And Expense [line items]
Employees' compensation			45,430
Remuneration to directors			34,070
Recognized in the consolidated financial statements [member]
Analysis Of Income And Expense [line items]
Employees' compensation			45,430
Remuneration to directors			$ 34,073